Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Intangible Assets [Abstract]
Summary of intangible assets
	March 31		June 30
	2014		2013
Moneytech and mPayments software		$6,281,345		$5,239,641
Domain name		-		-
Accumulated amortization		(2,777,203)		(1,925,228)
		$3,504,142		$3,314,413

	2013	2012
Moneytech software	$4,574,761	$5,101,997
mPayments software	664,880	-
Domain name	198,353	-
Accumulated amortization	(1,925,227)	(1,634,125)
	$3,512,767	$3,467,872

Summary of amortization expense of intangible assets
June 30, 2014	$456,650
June 30, 2015	456,650
June 30, 2016	456,650
June 30, 2017	456,650
June 30, 2018	456,650
Thereafter	1,229,517
Total	$3,512,767